Taxation - Summary of prima facie tax reconciliation (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
UK tax payable (receivable) rate	19.00%	20.00%	20.00%
Groups share of profit of equity accounted units net of tax	$ 191	$ 156	$ 177